Share capital and other reserves - Net parent investment (Details) - GBP (£)	Dec. 31, 2020	Jul. 01, 2020	Jun. 30, 2020	Dec. 31, 2019
Share capital.
Cash investments			£ 7,130,000	£ 11,003,000
Amount reclassified to Other reserves	£ 4,160,000	£ 4,160,000